Post-Employment Benefits - Summary of defined contributions and other plans (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Disclosure of defined benefit plans [line items]
Expense recognized in consolidated statement of income	$ 170	$ 150	$ 151
Defined contribution pension plans [member]
Disclosure of defined benefit plans [line items]
Expense recognized in consolidated statement of income	33	29	27
Government pension plans [member]
Disclosure of defined benefit plans [line items]
Expense recognized in consolidated statement of income	$ 137	$ 121	$ 124